Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 35,876	$ 38,607	$ 33,196
Allowance for credit losses on impaired loans, other credit instruments [Member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	10	22
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 229	$ 222